Marketing Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketing Expenses [Abstract]
Marketing expense	$ 72.2	$ 41.2	$ 30.1
Lead purchase expense	$ 49.7	$ 43.2	$ 40.5